Quarterly Holdings Report
for
Fidelity® SAI Municipal Bond Index Fund
March 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MBX-NPRT3-0525
1.9894033.105
Municipal Securities - 99.2%
	Principal Amount (a)	Value ($)
Alabama - 1.4%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev Series 2017A, 4% 6/1/2037 (Pre-refunded to 9/1/2027 at 100)	25,000	25,626
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 B, 3% 1/1/2043 (Pre-refunded to 1/1/2027 at 100)	30,000	30,162
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	300,000	316,850
Decatur Ala Wtr & Swr Rev Series 2021 A, 2.125% 2/15/2051	90,000	51,040
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	220,000	231,228
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	250,000	264,498
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	50,000	50,750
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2017B1, 3.25% 9/1/2031	45,000	42,967
University AL Gen Rev Series 2017B, 3% 7/1/2035	30,000	26,918
TOTAL ALABAMA		1,040,039
Arizona - 1.6%
Arizona St Univ Revs Series 2019 B, 4% 7/1/2049	70,000	63,735
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	90,000	58,255
Lake Havasu City AZ Wastewater System Revenue Series B, 4% 7/1/2045 (Assured Guaranty Municipal Corp Insured)	60,000	55,093
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	40,000	40,662
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	125,000	105,791
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2036 (National Public Finance Guarantee Corporation Insured) (d)	25,000	29,122
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2041 (National Public Finance Guarantee Corporation Insured) (d)	80,000	93,108
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2045	95,000	95,085
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (c)	110,000	114,477
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2044 (c)	40,000	40,341
Salt River Proj AZ Agric & Pwr Series 2015A, 5% 12/1/2032	25,000	25,083
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2038	145,000	148,342
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	55,000	58,215
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	145,000	162,599
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	20,000	21,140
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,404
University AZ Univ Revs Series 2016B, 5% 6/1/2042	95,000	96,567
TOTAL ARIZONA		1,223,019
California - 18.6%
Alameda Calif Uni Sch Dist Series B, 4% 8/1/2052	35,000	33,102
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (e)	90,000	60,232
Anaheim CA Pub Fin Auth Lease Rev Series 1997 C, 0% 9/1/2035 (e)	45,000	31,457
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2042	10,000	9,698
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	45,000	42,844
Bay Area Toll Auth CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	70,000	69,545
Bay Area Toll Auth CA Bridge Rev Series 2024 S 11, 5% 4/1/2035	95,000	109,666
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	635,000	634,633
California Edl Facs Auth Rev (Loyola Marymount University Proj.) 0% 10/1/2034 (National Public Finance Guarantee Corporation Insured) (e)	25,000	17,283
California Edl Facs Auth Rev (Loyola Marymount University Proj.) Series 2001A, 0% 10/1/2030 (e)	15,000	12,351
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	20,000	23,438
California Health Facilities Financing Authority (Stanford Health Care Proj.) 4% 8/15/2050	185,000	170,412
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,191
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	20,000	19,316
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	35,000	36,538
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	40,000	36,559
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	90,000	102,097
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 3.25% 12/31/2032 (Assured Guaranty Municipal Corp Insured) (c)	15,000	13,949
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	5,000	5,414
California St Dept Wtr Res Cen Series BA, 5% 12/1/2034	90,000	96,787
California St Pub Wks Brd Lse 5% 11/1/2035	200,000	225,078
California St Univ Rev Series 2015A, 5% 11/1/2026	15,000	15,198
California St Univ Rev Series 2016A, 3.2% 11/1/2037	15,000	13,757
California St Univ Rev Series 2016A, 5% 11/1/2026	40,000	41,018
California St Univ Rev Series 2020C, 3% 11/1/2040	100,000	84,820
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2032	30,000	31,310
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 3.5% 3/1/2038	155,000	143,599
California Statewide Community Development Authority Rev Series 2015, 3% 8/15/2029 (Pre-refunded to 2/15/2026 at 100)	50,000	50,164
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	30,000	28,786
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	25,716
City of Los Angeles CA Wastewater System Revenue Series 2022 A, 5% 6/1/2047	85,000	90,627
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	75,000	57,539
Contra Costa CA Community College Dist Gen. Oblig. Series 2014A, 4% 8/1/2039	5,000	4,871
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	125,000	98,772
East Bay CA Mun Util Dist Wtr Sys Rev Series 2015A, 5% 6/1/2037	65,000	65,102
East Bay CA Mun Util Dist Wtr Sys Rev Series 2017B, 5% 6/1/2032	45,000	46,995
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (e)	60,000	42,657
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (e)	85,000	49,304
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2035	65,000	59,874
Foothill-De Anza CA Cmty College Dist Gen. Oblig. Series 2003 B, 0% 8/1/2033 (e)	85,000	63,905
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (e)	30,000	26,769
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	15,000	14,254
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	65,000	57,822
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	29,179
Grossmont CA Union High School Dist 0% 8/1/2030 (e)	40,000	33,558
Grossmont CA Union High School Dist Series 2016B, 3% 8/1/2045	30,000	22,874
Grossmont-Cuyamaca Ccd Gen. Oblig. Series 2018 B, 4% 8/1/2047	200,000	191,703
Imperial CA Irr Dist Elec Rev Series C, 5% 11/1/2038	85,000	86,453
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	135,000	126,579
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	155,000	119,692
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	26,781
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	30,000	33,509
Long Beach CA Uni Sch Dist 0% 8/1/2035 (e)	90,000	61,077
Long Beach CA Uni Sch Dist Series 2016, 3% 8/1/2032	80,000	76,966
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2033	30,000	34,760
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2039	15,000	17,096
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2033	190,000	208,257
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2033	55,000	56,255
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 B, 5% 7/1/2037	100,000	103,338
Los Angeles CA Dept Arpts Rev 4% 5/15/2041 (c)	50,000	47,387
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (c)	155,000	158,935
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (c)	80,000	81,543
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2038	85,000	90,564
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2037	50,000	54,403
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	90,000	94,201
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 4% 11/1/2037	40,000	39,890
Los Angeles CA Sld Wst Res Rev Series 2018 A, 4% 2/1/2032	35,000	35,670
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2036	50,000	51,015
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2035	90,000	94,106
Los Angeles CA Wtr & Pwr Rev Series 2019 D, 5% 7/1/2044	150,000	153,191
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	105,000	110,344
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	46,536
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 4% 6/1/2038	95,000	97,180
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2023 A, 5% 7/1/2036	75,000	85,026
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2024A, 5% 7/1/2035	30,000	34,715
Los Angeles Unified School District/CA Series 2016A, 5% 7/1/2029	80,000	80,316
Los Angeles Unified School District/CA Series 2016B, 5% 7/1/2025	15,000	15,088
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	20,000	21,517
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	45,000	49,223
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	75,000	81,417
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2037	40,000	45,049
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2034	200,000	230,809
Los Angeles Unified School District/CA Series A, 5% 7/1/2040	75,000	75,159
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	30,060
Metropolitan Wtr Dist Southn Calif Series 2020 A, 5% 10/1/2036	85,000	91,238
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 0% 8/1/2030 (e)	20,000	16,682
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (e)	70,000	46,058
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (e)	5,000	2,710
Palo Alto Calif Uni Sch Dist 0% 8/1/2030 (e)	50,000	42,234
Palo Alto Calif Uni Sch Dist 0% 8/1/2032 (e)	100,000	78,259
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (e)	15,000	11,268
Peralta Calif Cmnty College Dist Gen. Oblig. Series 2016A, 4% 8/1/2039	130,000	130,489
Perris Calif Un High Sch Dist Series 2019 A, 3% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	25,000	19,738
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	30,000	31,014
Poway CA Unified Sch Dist 0% 8/1/2034 (e)	50,000	35,673
Poway CA Unified Sch Dist 0% 8/1/2041 (e)	190,000	94,425
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2026	50,000	51,761
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	100,000	114,735
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (e)	45,000	15,403
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,165
San Diego CA Pub Facs Fing Auth Swr Rev Series 2016A, 5% 5/15/2039	100,000	101,868
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	10,000	10,382
San Diego CA Uni Sch Dist 0% 7/1/2030 (e)	35,000	29,449
San Diego CA Uni Sch Dist 0% 7/1/2043 (e)	40,000	17,716
San Diego CA Uni Sch Dist Series 2019B, 3.25% 7/1/2048	80,000	64,900
San Diego CA Uni Sch Dist Series 2021 N2, 4% 7/1/2046	25,000	23,940
San Diego CA Uni Sch Dist Series 2024 ZR 5A, 5% 7/1/2039	20,000	22,532
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	10,000	10,864
San Diego CA Uni Sch Dist Series I, 4% 7/1/2047	15,000	14,276
San Diego CA Uni Sch Dist Series J, 5% 7/1/2030	80,000	83,721
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 A, 5% 7/1/2034	75,000	80,616
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2042 (c)	175,000	176,281
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2030	125,000	130,957
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	45,000	46,112
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	50,000	39,032
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2041	35,000	34,357
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2032	75,000	85,789
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2034	85,000	96,576
San Francisco CA City & County Airports Commission International Airport Revenue 4% 5/1/2050 (c)	165,000	144,320
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2026	20,000	20,522
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	25,000	25,175
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2034 (c)	125,000	129,611
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 B, 4% 5/1/2039	100,000	100,283
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2048	100,000	95,743
San Francisco CA Pub Util Comm Wstwtr Rev Series 2021A, 4% 10/1/2051	100,000	94,646
San Francisco CA Pub Util Comm Wtr Rev Series 2016A, 5% 11/1/2031	100,000	103,057
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	30,000	31,256
San Francisco Municipal Transportation Agency Series 2021 C, 4% 3/1/2046	200,000	192,409
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	50,000	43,832
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	90,000	72,317
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	5,000	3,834
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 2021 A, 4% 1/15/2050	30,000	27,853
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	25,000	25,525
San Mateo CA Unified Sch Dist 0% 9/1/2033 (d)	50,000	48,066
San Mateo CA Unified Sch Dist 0% 9/1/2041 (d)	10,000	10,266
San Mateo Cnty CA Trans Dist Sales Tax Rev Series 2015A, 3.25% 6/1/2033	60,000	60,032
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	45,000	46,593
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	33,990
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2018 A, 3.5% 4/1/2039	40,000	37,510
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2042	100,000	82,565
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	100,000	86,681
Sequoia Calif Un High Sch Dist Series 2016, 3% 7/1/2031	55,000	54,405
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2035	150,000	164,367
Southern California Pub Pwr Auth Nat Gas Proj Rev 5.25% 11/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	30,595
State of California Gen. Oblig. 3% 10/1/2036	50,000	46,430
State of California Gen. Oblig. 3% 11/1/2035	220,000	208,502
State of California Gen. Oblig. 3% 3/1/2046	235,000	186,898
State of California Gen. Oblig. 4% 10/1/2037	80,000	80,894
State of California Gen. Oblig. 4% 11/1/2044	10,000	9,806
State of California Gen. Oblig. 4% 3/1/2037	85,000	85,997
State of California Gen. Oblig. 4% 3/1/2050	95,000	91,206
State of California Gen. Oblig. 4% 4/1/2043	40,000	39,324
State of California Gen. Oblig. 4% 4/1/2049	100,000	96,427
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,113
State of California Gen. Oblig. 5% 10/1/2039	110,000	111,462
State of California Gen. Oblig. 5% 11/1/2027	90,000	94,787
State of California Gen. Oblig. 5% 11/1/2031	80,000	87,823
State of California Gen. Oblig. 5% 11/1/2034	80,000	84,578
State of California Gen. Oblig. 5% 4/1/2032	205,000	228,599
State of California Gen. Oblig. 5% 4/1/2045	60,000	62,331
State of California Gen. Oblig. 5% 8/1/2026	20,000	20,139
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,128
State of California Gen. Oblig. 5% 8/1/2036	200,000	224,321
State of California Gen. Oblig. 5% 8/1/2045	30,000	30,105
State of California Gen. Oblig. 5% 9/1/2026	15,000	15,473
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	30,000	28,687
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	100,000	100,174
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,142
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	20,000	20,502
State of California Gen. Oblig. Series 2017, 4% 11/1/2036	20,000	20,148
State of California Gen. Oblig. Series 2017, 4% 8/1/2027	55,000	55,759
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	150,000	157,979
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	65,000	66,939
State of California Gen. Oblig. Series 2017, 5% 8/1/2027	30,000	31,451
State of California Gen. Oblig. Series A, 4% 3/1/2045	100,000	97,702
State of California Gen. Oblig. Series C, 5% 9/1/2026	40,000	40,348
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	50,415
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2041	135,000	144,757
University CA Revs 5% 5/15/2035	50,000	51,784
University CA Revs Series 2015 I, 5% 5/15/2028	10,000	10,028
University CA Revs Series 2016AR, 5% 5/15/2035	15,000	15,280
University CA Revs Series 2017AV, 5% 5/15/2047	110,000	112,325
University CA Revs Series 2017M, 5% 5/15/2031	140,000	145,835
University CA Revs Series 2017M, 5% 5/15/2032	35,000	36,373
University CA Revs Series 2017M, 5% 5/15/2036	20,000	20,673
University CA Revs Series 2020 BE, 4% 5/15/2047	115,000	110,747
University CA Revs Series 2020 BE, 5% 5/15/2043	15,000	15,714
University CA Revs Series 2022 BK, 5% 5/15/2032	115,000	130,009
University CA Revs Series 2022 S, 5% 5/15/2036	125,000	137,781
University CA Revs Series 2023 BM, 5% 5/15/2027	100,000	104,994
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2042	10,000	9,038
West Cnty Facs Fing Auth CA Wstwtr Rev Series 2021, 4% 6/1/2046	85,000	81,748
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2027 (Assured Guaranty Inc Insured) (e)	70,000	65,419
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) Series 2020 E, 4% 8/1/2049 (Assured Guaranty Municipal Corp Insured)	75,000	71,343
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	75,000	62,320
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	25,000	20,491
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2045	75,000	59,104
William S Hart Uni High School Dist 0% 9/1/2028 (Assured Guaranty Municipal Corp Insured) (e)	140,000	125,894
Yosemite CA Cmnty College Dist Gen. Oblig. 0% 8/1/2031 (e)	100,000	80,422
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2037	30,000	26,490
TOTAL CALIFORNIA		13,800,701
Colorado - 1.9%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2018 A, 3.625% 12/15/2036	200,000	190,758
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	5,000	4,360
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2046	100,000	90,493
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	90,000	86,864
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	10,000	9,176
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2032	120,000	127,100
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2030	105,000	113,142
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2040	100,000	98,915
County of Pueblo CO Series 2022A, 5% 7/1/2049	135,000	139,610
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (c)	55,000	56,462
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	30,000	31,053
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (c)	20,000	20,665
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (c)	195,000	200,494
Denver Co City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2045	100,000	105,380
Denver Colo City & Cnty Dedicated Tax Rev Series 2021 A, 4% 8/1/2042	100,000	96,306
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (e)	30,000	23,762
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (e)	50,000	37,915
TOTAL COLORADO		1,432,455
Connecticut - 1.9%
Conn St Hsg Fin Auth Series 2020 A 1, 3.5% 11/15/2045	115,000	114,342
Connecticut St Gen. Oblig. 3% 6/1/2039	115,000	96,226
Connecticut St Gen. Oblig. 4% 6/1/2030	120,000	125,388
Connecticut St Gen. Oblig. 4% 6/1/2031	25,000	25,983
Connecticut St Gen. Oblig. Series 2015A, 5% 3/15/2028	15,000	15,015
Connecticut St Gen. Oblig. Series 2015B, 4% 6/15/2033	110,000	110,013
Connecticut St Gen. Oblig. Series 2016 D, 4% 8/15/2031	45,000	45,250
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2026	25,000	25,588
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	15,000	15,653
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	20,000	18,802
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	45,000	44,619
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 3.5% 11/15/2051	90,000	89,190
Connecticut St Spl Tax Oblig 5% 5/1/2028	135,000	143,584
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	20,000	20,787
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	15,000	15,791
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2035	175,000	183,310
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	55,000	54,482
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2028	60,000	60,359
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2033	95,000	95,378
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	25,000	25,568
Connecticut St Spl Tax Oblig Series B, 5% 8/1/2027	55,000	55,351
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series R, 3.375% 7/1/2037	10,000	9,080
TOTAL CONNECTICUT		1,389,759
Delaware - 0.5%
Delaware St Gen. Oblig. 3.25% 3/1/2037	6,000	5,615
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2030	115,000	125,970
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2032	85,000	95,795
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2035	100,000	112,449
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	60,000	53,724
TOTAL DELAWARE		393,553
Delaware,New Jersey - 0.1%
Delaware River & Bay Auth Series 2021, 4% 1/1/2046	65,000	63,122
District Of Columbia - 1.5%
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2028	90,000	96,401
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2040	110,000	110,021
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2031	95,000	104,916
District Columbia Income Tax Rev Series 2020 A, 4% 3/1/2045	50,000	46,197
District Columbia Income Tax Rev Series 2020 B, 5% 10/1/2031	90,000	99,843
District Columbia Income Tax Rev Series 2023C, 5% 10/1/2032	110,000	123,131
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,606
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	30,000	30,943
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	40,000	41,601
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2039 (c)	60,000	61,517
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2030 (Assured Guaranty Inc Insured) (e)	65,000	53,637
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (e)	15,000	11,879
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (e)	35,000	24,196
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (e)	5,000	3,129
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	10,000	7,194
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	95,000	83,496
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2026	50,000	51,340
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	50,000	50,852
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2030	35,000	36,355
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2029	40,000	41,649
TOTAL DISTRICT OF COLUMBIA		1,103,903
Florida - 3.2%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hosp & Clinics Inc Proj.) Series 2019 A, 3% 12/1/2046	15,000	11,021
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2047 (c)	70,000	70,115
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2033 (c)	35,000	35,126
Broward Cnty FL Prt Facs Rev Series 2019 B, 4% 9/1/2044 (c)	75,000	69,205
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	115,000	81,179
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (c)	110,000	112,030
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2035	60,000	60,561
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 4% 3/1/2047	70,000	58,975
Florida Hsg Fin Corp Rev Series 2017 1, 3.6% 7/1/2037	20,000	18,605
Florida St (Florida St Proj.) Gen. Oblig. Series 2021 A, 5% 7/1/2029	95,000	103,142
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2018 A, 4% 6/1/2037	55,000	55,558
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2019 D, 4% 6/1/2030	65,000	67,680
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (c)	30,000	31,273
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (c)	10,000	10,400
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (c)	100,000	87,171
Halifax Hosp Med Ctr FL Hosp Series 2015, 4% 6/1/2038 (Pre-refunded to 6/1/2025 at 100)	25,000	25,044
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	120,000	108,754
Lakeland FL Hosp Sys Rev Series 2016, 3% 11/15/2032	30,000	27,654
Miami Beach FL Gen. Oblig. Series 2019, 3.25% 5/1/2049	25,000	20,248
Miami Dade Cnty FL Pub Fac Rev (Miami-Dade Cnty Fla Proj.) Series 2015A, 5% 6/1/2028	120,000	120,399
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	10,000	9,021
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2018 A, 4% 4/1/2053	25,000	23,011
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	85,000	86,219
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016C, 5% 2/1/2032	90,000	91,195
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2041 (e)	20,000	9,601
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (e)	35,000	26,677
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (e)	25,000	18,142
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	20,000	17,658
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	35,000	34,105
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	40,000	29,725
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 3% 10/1/2040	100,000	84,113
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	70,000	69,734
Miami-Dade Cnty Fla Gen. Oblig. Series 2016 A, 5% 7/1/2029	70,000	71,897
Miami-Dade Cnty Fla Gen. Oblig. Series 2019 A, 5% 7/1/2043	10,000	10,366
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2017, 5% 8/1/2047	85,000	85,328
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (e)	60,000	20,331
Miami-Dade Cty FL Sports Fac Tax 6.875% 10/1/2034 (Assured Guaranty Inc Insured) (d)	70,000	79,951
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 5% 10/1/2044	35,000	35,242
Orange Cnty FL Sch Brd Ctf Par Series 2015D, 5% 8/1/2028 (Pre-refunded to 8/1/2025 at 100)	50,000	50,347
Orange Cnty FL Tourist Dev Tax Series 2017, 5% 10/1/2027	25,000	26,227
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	5,000	4,732
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3.25% 7/1/2039	70,000	63,147
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,433
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	10,000	10,146
Port St Lucie FL Util Rev 5.25% 9/1/2026 (National Public Finance Guarantee Corporation Insured)	45,000	46,491
South Broward Hosp Dist FL Rev Series 2016 A, 3.5% 5/1/2039	15,000	13,232
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	125,000	110,938
Tampa FL Tax Alloc 0% 9/1/2053 (e)	195,000	44,933
TOTAL FLORIDA		2,372,082
Georgia - 2.4%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (c)	50,000	43,731
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2032	30,000	30,040
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	20,000	20,015
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	15,000	11,116
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	30,000	30,711
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2045	5,000	3,828
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	65,000	49,426
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 5% 2/15/2031	40,000	42,940
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 4% 2/15/2042	20,000	18,290
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 2.375% 1/1/2031	135,000	123,002
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2017 C, 3.65% 12/1/2042	15,000	13,021
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.15% 12/1/2044	15,000	11,915
Georgia Hsg & Fin Auth Rev Series 2017 A, 3.65% 12/1/2032	15,000	14,895
Georgia Hsg & Fin Auth Rev Series 2017 B, 3.2% 12/1/2032	20,000	18,992
Georgia Hsg & Fin Auth Rev Series A 1, 3.35% 12/1/2041	20,000	16,834
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	80,000	81,192
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Municipal Corp Insured)	110,000	103,892
Georgia Port Authority Series 2021, 2.625% 7/1/2051	120,000	79,245
Georgia St Gen. Oblig. 4% 7/1/2042	100,000	100,038
Georgia St Gen. Oblig. 5% 2/1/2027	10,000	10,410
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2027	5,000	5,249
Georgia St Gen. Oblig. Series 2017 C, 5% 7/1/2030	25,000	26,078
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	23,670
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	20,000	20,995
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2029	50,000	53,274
Georgia St Gen. Oblig. Series 2020 A, 5% 8/1/2031	50,000	54,956
Georgia St Gen. Oblig. Series 2021 A, 5% 7/1/2033	100,000	110,644
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2015, 5% 8/1/2034	60,000	60,074
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	30,000	25,857
Gwinnett Cnty GA Sch Dist Series 2022 B, 5% 8/1/2026	55,000	56,714
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	350,000	372,915
Metro Atlanta Rapid Tran Sales Series 2017 C, 3.5% 7/1/2038	30,000	28,055
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	5,000	5,496
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2023B, 5% 9/1/2033	110,000	124,408
TOTAL GEORGIA		1,791,918
Hawaii - 0.3%
Hawaii Dpt Bg & Fin Spl Pur Rev (Queens Health System Proj.) Series 2015A, 4% 7/1/2040	20,000	18,993
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	10,000	9,869
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2028	100,000	105,847
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,831
Hawaii St Gen. Oblig. Series FH, 5% 10/1/2029	25,000	25,722
TOTAL HAWAII		191,262
Idaho - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2018 A, 5% 3/1/2028	10,000	10,538
Idaho Health Facs Auth Rev (Trinity Health Proj.) Series 2015ID, 5.5% 12/1/2029	25,000	25,086
TOTAL IDAHO		35,624
Illinois - 3.8%
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (e)	70,000	50,606
Chicago IL Gen. Oblig. Series 2000A, 0% 1/1/2029 (e)	55,000	47,703
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	15,000	15,671
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2038	140,000	142,543
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	180,000	187,140
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (c)	45,000	41,937
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027	20,000	20,668
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2033	90,000	92,157
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2041	100,000	101,300
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2042 (c)	55,000	55,270
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	35,000	35,646
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2034	60,000	61,304
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 1/1/2031	115,000	123,227
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2027	15,000	15,716
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	50,000	48,984
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	20,000	15,623
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	65,000	60,870
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	30,000	30,197
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2020 A, 4% 4/1/2050	35,000	31,190
Illinois Mun Elec Agy Pwr Supp Series 2015A, 4% 2/1/2033	70,000	69,116
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	15,000	14,622
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	65,000	67,387
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	10,000	9,989
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	60,000	62,341
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2030	100,000	104,656
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2025	50,000	50,541
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	110,000	117,198
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	320,000	332,164
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	75,000	65,685
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2032	20,000	18,212
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,079
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	55,000	55,418
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	60,000	60,672
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2042	50,000	51,137
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	35,000	36,267
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	5,000	5,414
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	30,000	32,490
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	100,000	103,447
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (e)	70,000	56,380
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (e)	20,000	15,441
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (e)	50,000	35,115
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (e)	10,000	6,667
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (e)	30,000	22,648
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (e)	30,000	18,502
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (e)	70,000	29,660
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (e)	345,000	129,996
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured) (e)	50,000	10,206
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2028	25,000	25,756
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	52,445
TOTAL ILLINOIS		2,862,403
Indiana - 0.4%
Indiana Bond Bank Series 2008 B, 0% 6/1/2032 (Escrowed to Maturity) (e)	70,000	54,602
Indiana Finance Authority Series 2021 1, 5% 10/1/2027	55,000	57,892
Indiana Univ Lease Purch Oblig (Indiana Univ Revs Proj.) Series 2020A, 4% 6/1/2045	5,000	4,789
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (e)	50,000	45,273
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	25,405
Purdue University Series EE, 5% 7/1/2036	80,000	85,832
TOTAL INDIANA		273,793
Iowa - 0.5%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2016, 5% 8/1/2026	30,000	30,899
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2017, 5% 8/1/2037	50,000	51,505
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2020 A, 5% 8/1/2028	165,000	176,498
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	100,000	95,587
TOTAL IOWA		354,489
Kansas - 0.1%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	20,000	17,643
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2017 A, 5% 3/1/2047	85,000	85,526
TOTAL KANSAS		103,169
Kentucky - 0.4%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2027 (National Public Finance Guarantee Corporation Insured) (e)	45,000	40,513
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	100,000	100,508
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	75,000	70,929
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	25,000	25,048
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,846
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	60,000	46,536
University of Kentucky Series 2018 A, 3.5% 10/1/2047	25,000	20,803
TOTAL KENTUCKY		335,183
Louisiana - 0.3%
Louisiana Pub Facs Auth Lease (Provident Properties Proj.) Series 2017, 5% 7/1/2057	50,000	49,639
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2016, 4% 5/15/2041	20,000	18,819
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2041	115,000	121,566
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	20,000	20,302
Shreveport LA Wtr & Swr Rev Series 2014B, 4% 12/1/2038	25,000	23,251
TOTAL LOUISIANA		233,577
Maine - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2021 A, 4% 7/1/2050 (Assured Guaranty Municipal Corp Insured)	75,000	68,481
Maryland - 1.8%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 5% 4/1/2029	150,000	162,325
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 C, 3% 3/1/2042	20,000	15,966
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	50,000	46,442
Maryland St Transn Auth Transn 2.25% 7/1/2039	185,000	138,236
Maryland St Transn Auth Transn 4% 7/1/2040	85,000	82,429
Prince Georges County MD Gen. Oblig. Series 2018 A, 3.25% 7/15/2036	155,000	145,847
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	205,000	138,547
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,703
State of Maryland Gen. Oblig. Series 2018, 5% 8/1/2031	100,000	105,993
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	150,000	163,015
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	30,000	32,306
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	55,000	58,972
University MD Sys Auxiliary Fac & Tuition Series 2018 A, 3.25% 4/1/2036	50,000	47,437
Washington Suburban San Dist MD Series 2016 SECOND, 5% 6/1/2034	65,000	66,223
Washington Suburban San Dist MD Series 2016, 3% 6/1/2046	150,000	117,739
TOTAL MARYLAND		1,353,180
Maryland,Virginia - 0.2%
Washington Metropolitan Area Transit Authority Series 2021 A, 3% 7/15/2036	150,000	133,552
Massachusetts - 2.7%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 4% 7/1/2051	125,000	114,648
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2033	85,000	85,285
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	30,000	28,074
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) Series 2016 A, 5% 7/15/2040	40,000	46,183
Massachusetts St Fed Hwy Series 2016A, 5% 6/15/2027	55,000	56,283
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	71,509
Massachusetts St Gen. Oblig. 5% 10/1/2047	100,000	104,380
Massachusetts St Gen. Oblig. 5% 11/1/2032	150,000	168,690
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	30,000	30,652
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	25,000	25,102
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	25,000	25,710
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	110,000	83,871
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	30,000	30,852
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	5,000	5,105
Massachusetts St Gen. Oblig. Series 2019 A, 5% 1/1/2038	60,000	62,805
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	40,000	43,908
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2031	85,000	94,350
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	35,000	36,401
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2041	55,000	57,768
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2045	55,000	57,027
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	150,000	113,884
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	140,000	146,245
Massachusetts St Hsg Fin Agy Series 2019 B 1, 2.75% 12/1/2034	80,000	68,015
Massachusetts St Port Auth Rev 5% 7/1/2034 (c)	70,000	74,324
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2050	10,000	10,273
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	20,000	20,195
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016C, 5% 11/15/2034	20,000	20,466
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 B, 4% 2/15/2040	85,000	82,021
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	65,000	71,944
Massachusetts St Transn Fd Rev 5% 6/1/2047	145,000	146,857
TOTAL MASSACHUSETTS		1,982,827
Michigan - 1.4%
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	35,000	35,606
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2018 A, 5% 7/1/2027	35,000	36,578
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	35,000	38,336
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	19,368
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2029	55,000	58,266
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	95,000	101,428
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	40,000	28,581
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2038	50,000	50,255
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	35,000	35,873
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	70,000	72,312
Michigan St Hosp Fin Auth Rev 4% 11/15/2047 (Pre-refunded to 11/15/2026 at 100)	20,000	20,219
Michigan St Hsg Dev Auth Sfmr Series 2016, 3.35% 12/1/2031	10,000	9,746
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (c)	50,000	50,949
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2028 (c)	45,000	46,406
Michigan St Trunk Line Fd 4% 11/15/2037	10,000	10,092
Michigan St Trunk Line Fd Series 2023, 5% 11/15/2030	210,000	231,955
Michigan St Univ Revs Series 2019 B, 4% 2/15/2037	60,000	60,175
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (c)	100,000	104,859
TOTAL MICHIGAN		1,011,004
Minnesota - 0.9%
Minneapolis Met Airport Commis Series 2019 A, 5% 1/1/2049	35,000	35,670
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 A, 4% 11/15/2037	95,000	90,318
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2021 C, 4% 8/1/2043	75,000	69,480
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 2.45% 1/1/2052	100,000	62,127
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	20,000	20,001
Minnesota St Gen. Oblig. Series 2017 A, 5% 10/1/2028	30,000	31,568
Minnesota St Gen. Oblig. Series 2018 B, 3.25% 8/1/2036	55,000	52,855
Minnesota St Gen. Oblig. Series 2022B, 5% 8/1/2032	90,000	101,503
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	90,000	63,376
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2016B, 5% 11/15/2029	25,000	27,135
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3.25% 5/1/2039	15,000	12,737
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	20,000	20,391
Virginia MN Series 2019A, 3% 2/1/2036 (Minnesota St Guaranteed)	85,000	75,900
TOTAL MINNESOTA		663,061
Mississippi - 0.2%
Mississippi Dev Bank Spl Oblg Series A, 5% 8/1/2026	45,000	46,169
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2031 (Pre-refunded to 12/1/2026 at 100)	75,000	77,730
Mississippi St Gen. Oblig. Series 2016 B, 5% 12/1/2035 (Pre-refunded to 12/1/2026 at 100)	55,000	57,001
TOTAL MISSISSIPPI		180,900
Missouri - 0.6%
City of Springfield MO Public Utility Revenue Series 2015, 4% 8/1/2031	35,000	35,052
Metropolitian St Louis MO Swr Dist Wastewtr Sys Rev Series 2015 B, 5% 5/1/2045 (Pre-refunded to 5/1/2025 at 100)	80,000	80,115
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2012, 4% 11/15/2042	85,000	76,554
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	15,000	13,830
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	25,000	21,199
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 4% 11/15/2049	55,000	47,773
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2016, 5% 11/15/2028	30,000	30,563
Missouri St Health & Edl Facs (Lutheran Senior Services Proj.) Series 2019 A, 5% 2/1/2042	125,000	126,073
TOTAL MISSOURI		431,159
Nebraska - 0.3%
Douglas Cnty NE Hosp Auth #2 (Nebraska Methodist Hospital Proj.) Series 2015, 4.25% 11/1/2045	35,000	32,796
Nebraska Edl Health Cultural & Social Svcs Fin Auth Rev (Immanuel Retirement Communitis Proj.) Series 2019 A, 4% 1/1/2049	85,000	72,766
Omaha Public Power District Series 2021 B, 4% 2/1/2046	125,000	116,740
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	40,000	36,566
TOTAL NEBRASKA		258,868
Nevada - 0.4%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2038	15,000	12,946
Clark Cnty NV Gen. Oblig. Series 2018 A, 5% 6/1/2043	100,000	102,382
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2030	50,000	52,115
Clark Cnty NV School Dist Series 2019 A, 3% 6/15/2039 (Assured Guaranty Municipal Corp Insured)	30,000	25,488
Clark NV Pollutn Ctl Rev (Southern California Edison Co Proj.) Series 2010, 2.1% 6/1/2031	100,000	86,047
Washoe Cnty Nev Sch Dist Series 2017 C, 3.25% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	50,000	41,120
TOTAL NEVADA		320,098
New Jersey - 3.8%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (c)	20,000	18,749
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	35,000	36,512
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2030	80,000	85,826
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2026	5,000	5,139
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series WW, 5.25% 6/15/2028	45,000	45,154
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	15,000	15,022
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	60,000	58,471
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	105,000	111,776
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 4% 7/1/2047	40,000	36,037
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) Series 2024 C, 5% 3/1/2028	210,000	223,568
New Jersey St Gen. Oblig. 3% 6/1/2032	200,000	194,268
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2018 A, 3.75% 10/1/2035	70,000	67,376
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	55,000	55,161
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,442
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2031	75,000	76,149
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (e)	70,000	66,327
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	30,000	27,500
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (e)	5,000	4,274
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (e)	35,000	26,373
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured) (e)	115,000	87,311
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (e)	90,000	64,791
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (e)	110,000	79,189
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (e)	5,000	2,935
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (e)	65,000	36,199
New Jersey Trans Trust Fund Auth 4.5% 6/15/2049	5,000	4,837
New Jersey Trans Trust Fund Auth 5% 6/15/2028	85,000	89,971
New Jersey Trans Trust Fund Auth 5% 6/15/2030	50,000	54,145
New Jersey Trans Trust Fund Auth 5% 6/15/2034	85,000	88,790
New Jersey Trans Trust Fund Auth 5% 6/15/2037	200,000	216,416
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2029 (Pre-refunded to 6/15/2025 at 100)	45,000	45,223
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2032	5,000	5,015
New Jersey Trans Trust Fund Auth Series 2018 A, 4% 12/15/2031	80,000	81,049
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	95,000	92,171
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2037	160,000	155,779
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2032	80,000	84,032
New Jersey Turnpike Authority 5% 1/1/2033	100,000	111,792
New Jersey Turnpike Authority Series 2016A, 5% 1/1/2033	30,000	30,329
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2033	70,000	71,800
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	5,000	5,030
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	10,000	10,528
New Jersey Turnpike Authority Series 2021 A, 4% 1/1/2051	190,000	177,304
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (c)	20,000	15,572
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	30,000	31,091
TOTAL NEW JERSEY		2,820,423
New Jersey,New York - 1.5%
Port Auth NY & NJ 5% 11/15/2026	110,000	114,022
Port Auth NY & NJ 5% 9/15/2026 (c)	5,000	5,116
Port Auth NY & NJ 5.25% 11/15/2057	175,000	179,312
Port Auth NY & NJ Series 175TH, 3.25% 12/1/2042	130,000	104,069
Port Auth NY & NJ Series 189, 5% 5/1/2027	60,000	60,100
Port Auth NY & NJ Series 189, 5% 5/1/2030	80,000	80,123
Port Auth NY & NJ Series 189, 5% 5/1/2031	50,000	50,075
Port Auth NY & NJ Series 194, 4% 10/15/2045	105,000	98,695
Port Auth NY & NJ Series 194, 5% 10/15/2030	15,000	15,152
Port Auth NY & NJ Series 194, 5% 10/15/2034	55,000	55,503
Port Auth NY & NJ Series 198, 5% 11/15/2046	50,000	50,832
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,520
Port Auth NY & NJ Series 209, 5% 7/15/2036	115,000	119,221
Port Auth NY & NJ Series TWO HUNDRED ELEVENTH, 4% 9/1/2043	55,000	51,552
Port Auth NY & NJ Series TWO HUNDRED THIRTEEN, 5% 9/1/2030	70,000	75,734
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2032	50,000	53,767
TOTAL NEW JERSEY,NEW YORK		1,144,793
New Jersey,Pennsylvania - 0.1%
Delaware Rvr Jt Toll Brg PA NJ Series 2017, 5% 7/1/2036	65,000	66,979
New Mexico - 0.5%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2022 C, 3.95% 9/1/2047	165,000	144,941
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	85,000	83,322
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 D CL I, 3% 7/1/2052	125,000	122,431
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 3% 8/1/2048	10,000	7,414
TOTAL NEW MEXICO		358,108
New York - 20.3%
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2034	190,000	204,963
Battery Pk City Auth NY Rev Series 2019 B, 5% 11/1/2039	60,000	63,749
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	80,000	83,291
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Municipal Corp Insured)	25,000	18,743
City of New York NY Gen. Oblig. 4% 8/1/2050	140,000	127,243
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	30,000	31,361
City of New York NY Gen. Oblig. Series 2018 F 1, 3.5% 4/1/2046	200,000	167,361
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2034	25,000	26,200
City of New York NY Gen. Oblig. Series 2019 E, 5% 8/1/2034	70,000	73,701
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	150,000	158,332
City of New York NY Gen. Oblig. Series C, 3% 8/1/2029	50,000	49,288
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	25,000	25,714
City of New York NY Gen. Oblig. Series F 1, 3.5% 3/1/2038	120,000	106,915
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 3% 8/1/2026	45,000	45,089
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 3% 3/1/2045	100,000	75,382
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	55,000	58,752
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2034	95,000	100,779
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	320,000	331,844
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	70,000	71,448
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	50,000	50,095
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	75,000	84,451
Long Island Pwr Auth NY Elec Series 1998 A, 0% 12/1/2026 (Escrowed to Maturity) (e)	125,000	118,725
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	10,000	10,170
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	20,000	20,471
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	30,000	31,448
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	130,000	148,798
Metropolitan Transn Auth NY Rv 5% 11/15/2028	50,000	53,364
Metropolitan Transn Auth NY Rv Series 2015 F, 3.25% 11/15/2031	160,000	148,919
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	50,000	43,616
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2029	115,000	117,884
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	30,000	30,855
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	95,000	98,143
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	15,000	13,583
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2027	50,000	52,538
Metropolitan Transn Auth NY Rv Series 2017C 1, 3.25% 11/15/2036	260,000	221,258
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	35,000	36,948
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2026	80,000	82,647
Metropolitan Transn Auth NY Rv Series 2020 E, 5% 11/15/2027	130,000	136,599
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2026	65,000	66,118
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2031	130,000	130,848
Nassau Cnty NY Gen. Oblig. Series 2016 A, 3.5% 1/1/2037	130,000	123,747
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series C 1, 3.65% 11/1/2047	100,000	83,323
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series H, 2.95% tender 11/1/2045 (Liquidity Facility Fannie Mae) (b)	60,000	59,798
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2026	50,000	50,639
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2028	40,000	40,758
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2017 A, 3.5% 6/15/2036	40,000	39,342
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 A, 5% 6/15/2030	145,000	154,062
New York Liberty Dev Corp Series 2021, 2.75% 2/15/2044	55,000	39,639
New York NY City Hsg Dev Corp Rev (NY City Mhsg Rev 2019 Proj.) Series 2020 A, 2.55% 8/1/2040	110,000	79,413
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	145,000	126,805
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2046 (Assured Guaranty Inc Insured) (e)	25,000	8,551
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2009A, 0% 3/1/2044 (e)	90,000	34,310
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2040	80,000	80,297
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	125,000	106,864
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	10,000	10,526
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5.25% 7/15/2035	35,000	36,733
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2020S1 SUBS1B, 3% 7/15/2049	50,000	37,035
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2032	100,000	113,167
New York NY City Transitional Fin Auth Rev Series 2016 F 3, 3.25% 2/1/2042	50,000	41,629
New York NY City Transitional Fin Auth Rev Series 2016, 5% 2/1/2035	120,000	121,378
New York NY City Transitional Fin Auth Rev Series 2016, 5% 2/1/2037	130,000	131,450
New York NY City Transitional Fin Auth Rev Series 2017 B, 4% 8/1/2037	50,000	49,649
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	105,000	106,260
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	55,000	56,476
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 3.375% 8/1/2045	65,000	53,624
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2040	75,000	77,382
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 3.25% 11/1/2043	40,000	33,063
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	70,000	69,976
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2026	50,000	50,916
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	5,000	4,874
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2037	100,000	100,756
New York NY City Transitional Fin Auth Rev Series C 3, 4% 5/1/2044	10,000	9,201
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2040	115,000	117,302
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2043	50,000	46,651
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 3% 11/1/2037	400,000	350,628
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	45,000	45,703
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	80,000	87,488
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	120,000	111,942
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2028	175,000	187,483
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2032	200,000	220,911
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2032	105,000	117,347
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 4% 2/1/2051	200,000	184,053
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	255,000	270,188
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	61,389
New York NY Cty Muni Wtr Fin Auth Series 2016, 4% 6/15/2038	25,000	25,023
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	25,000	25,784
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2034	45,000	45,479
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	210,000	217,325
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 3% 6/15/2049	205,000	149,264
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	115,000	118,573
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 SUB GG 2, 5% 6/15/2029	135,000	141,576
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5% 6/15/2035	260,000	291,705
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2024 SUB BB2, 5% 6/15/2039	200,000	219,228
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	46,742
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	55,000	50,341
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2026	65,000	66,830
New York St Dorm Auth Revs Non St Supportd Debt (Scio N Y Cent Sch Dist Proj.) Series A, 5% 10/1/2029	35,000	36,672
New York St Dorm Auth Revs Non St Supported Debt (Barnard College, NY Proj.) Series 2015 A, 3.75% 7/1/2046	55,000	46,434
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	95,000	90,442
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	25,000	22,740
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	30,000	32,405
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2022 1 A, 4% 7/1/2051	90,000	82,401
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 4% 7/1/2045	30,000	27,823
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) Series 2023 A, 5% 10/1/2032	90,000	100,904
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	30,000	26,725
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 5% 7/1/2026	100,000	102,390
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2029 (Pre-refunded to 9/15/2026 at 100)	70,000	72,400
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	76,043
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	15,000	15,189
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	15,000	15,563
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2037	165,000	166,156
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	240,000	268,767
New York St Dorm Auth St Pers Income Tax Rev Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	35,000	35,674
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	31,038
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	10,000	8,665
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 N, 3.05% 11/1/2052	65,000	46,958
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	5,000	3,631
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	15,000	14,382
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	35,000	35,081
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045 (Assured Guaranty Municipal Corp Insured)	125,000	114,831
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017 A, 3.5% 3/15/2039	100,000	92,453
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	10,000	10,259
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,539
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	110,000	113,402
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2042	100,000	102,976
New York State Dormitory Authority (New York Univ, NY Proj.) Series 2015A, 3% 7/1/2029	50,000	50,020
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2033	35,000	35,056
New York State Urban Development Corp (New York State Pit Proj.) 3% 3/15/2040	180,000	152,579
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 3% 3/15/2050	310,000	221,230
New York State Urban Development Corp (New York State Pit Proj.) Series 2023B, 5% 3/15/2037	300,000	330,203
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (c)	15,000	15,409
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	100,000	107,500
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (c)	80,000	84,343
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2060 (c)	265,000	273,570
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Municipal Corp Insured) (c)	110,000	106,391
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Municipal Corp Insured) (c)	20,000	17,143
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 5% 3/15/2031	190,000	210,070
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2054	410,000	427,061
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2021 A, 3% 3/15/2041	50,000	40,994
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	23,047
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	165,000	128,247
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	130,000	94,958
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2032 (e)	135,000	98,557
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2038 (e)	105,000	55,314
NY Mta Dedicated Tax Fund 5% 11/15/2047	165,000	167,179
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (e)	60,000	45,065
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	35,000	36,248
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2056	80,000	81,114
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2032	325,000	311,413
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	230,000	217,622
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	75,000	78,791
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	65,000	68,042
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	75,000	62,880
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	15,000	11,366
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	43,678
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 4% 5/15/2048	130,000	121,249
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 4.125% 5/15/2053	150,000	139,868
Triborough Brdg & Tunl NY Revs Series 2002 F, 5% 11/1/2027	65,000	68,722
Triborough Brdg & Tunl NY Revs Series 2002 F, 5% 11/1/2031	75,000	83,863
Triborough Brdg & Tunl NY Revs Series 2008B 3, 5% 11/15/2037	60,000	60,564
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030 (e)	85,000	69,079
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (e)	90,000	66,943
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	25,000	25,288
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2046	50,000	50,493
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	15,000	14,439
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	50,000	51,467
Westchester Cnty NY Gen. Oblig. Series 2021 A, 5% 10/15/2029	65,000	71,392
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	30,000	25,344
TOTAL NEW YORK		15,109,975
North Carolina - 1.0%
Atrium Health Series 2016 A, 4% 1/15/2045	150,000	138,504
Charlotte NC Arpt Rev Series A, 5% 7/1/2047	55,000	55,755
Charlotte NC Wtr & Swr Sys Rev Series 2018, 4% 7/1/2047	25,000	23,687
Mecklenburg Cnty NC Gen. Oblig. Series 2018, 3.25% 3/1/2034	65,000	62,539
North Carolina Cap Fac Fin Agy Rev Series 2015 B, 5% 10/1/2041 (Pre-refunded to 10/1/2025 at 100)	10,000	10,109
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) Series 2012 A, 4% 12/1/2045	10,000	9,219
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	40,000	41,024
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	75,000	79,805
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	5,000	5,350
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2032	40,000	42,702
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2030	55,000	58,084
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2028	50,000	53,132
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	35,000	37,752
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2037	80,000	70,892
Wake Cnty NC (Wake Cnty NC Proj.) Series 2021, 5% 3/1/2031	85,000	94,117
TOTAL NORTH CAROLINA		782,671
North Dakota - 0.2%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2027	85,000	87,494
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	35,434
North Dakota St Hsg Fin Agy Series 2019 C, 3.35% 7/1/2042	20,000	16,743
TOTAL NORTH DAKOTA		139,671
Ohio - 2.3%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2037	5,000	4,712
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	60,000	63,844
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 4% 12/1/2042	100,000	93,483
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	30,000	30,096
City of Columbus OH Gen. Oblig. Series 2018 A, 5% 4/1/2030	30,000	31,996
Cleveland OH Pub Pwr Sys Rev 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured) (e)	45,000	23,283
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	5,000	4,777
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	85,000	85,696
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,653
Gahanna-Jefferson OH Sch Dist Series 2021, 2% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	100,000	54,872
Hamilton OH Sales Tax Series 2016 A, 5% 12/1/2027	55,000	58,048
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2040	100,000	82,670
Northeastern OH Local Sch Dist Clark Cnty Series 2018, 4% 12/1/2055 (Assured Guaranty Municipal Corp Insured)	100,000	88,901
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	50,000	37,585
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2028	145,000	152,960
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	41,576
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 3.25% 9/1/2052	85,000	83,920
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 3.5% 9/1/2034	5,000	4,798
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2019A, 4% 3/1/2049	10,000	8,921
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (e)	80,000	48,161
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (e)	30,000	12,913
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	65,000	69,049
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	260,000	262,291
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	15,000	12,372
State of Ohio Gen. Oblig. Series 2015A, 5% 9/15/2026	35,000	36,164
State of Ohio Gen. Oblig. Series 2017B, 5% 9/1/2028	60,000	64,338
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	20,000	20,610
State of Ohio Gen. Oblig. Series 2021 A, 4% 3/1/2038	55,000	55,665
Willoughby-Eastlake Ohio Csd Series 2016, 4% 12/1/2050	160,000	137,894
TOTAL OHIO		1,702,248
Oklahoma - 0.3%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2016, 4% 7/1/2033	40,000	40,216
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 4% 1/1/2042	30,000	29,204
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2047	30,000	30,373
Oklahoma St Tpk Auth Tpk Rev Series 2017E, 4% 1/1/2031	100,000	101,077
TOTAL OKLAHOMA		200,870
Oregon - 0.9%
Clackamas & Wash Cnty OR Sch Dist No 3 Series 2020 A, 0% 6/15/2035 (Oregon St Guaranteed) (e)	165,000	108,378
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2032 (Oregon St Guaranteed) (e)	50,000	38,311
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2034 (Oregon St Guaranteed) (e)	20,000	13,978
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed) (e)	10,000	5,346
Deschutes & Jefferson Cnties School District #2 0% 6/15/2026 (Oregon St Guaranteed) (e)	10,000	9,620
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 2.5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	190,000	162,254
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2039	35,000	35,517
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	110,000	113,109
Oregon St Facs Auth Rev (University of Portland Proj.) Series 2015A, 5% 4/1/2045	35,000	35,009
Washington Clackamas & Yamhill Cntys OR Sch Dist No 88j Series 2018 A, 0% 6/15/2048 (Oregon St Guaranteed) (e)	255,000	76,115
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2039 (Oregon St Guaranteed) (e)	200,000	103,989
TOTAL OREGON		701,626
Pennsylvania - 3.5%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	30,000	28,546
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2020A, 4% 9/1/2050	100,000	86,918
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	110,000	100,373
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	15,000	14,063
Cumberland Cnty PA Mun Auth Rv (Penn State Hlth System Proj.) Series 2019, 3% 11/1/2039	170,000	142,537
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	10,000	10,602
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	100,000	95,858
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,094
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015 A, 4.125% 7/1/2040	90,000	84,519
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 4% 2/15/2040	105,000	101,651
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (c)	20,000	18,824
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 5% 12/31/2028 (c)	70,000	71,015
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5.25% 6/30/2053 (c)	110,000	111,863
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2017 A, 5% 11/15/2028	85,000	88,909
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	20,000	17,360
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	15,000	14,875
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 134 A, 1.85% 4/1/2036	100,000	74,820
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018 A, 4% 7/1/2046	55,000	50,811
Pennsylvania St Gen. Oblig. 5% 9/1/2031	155,000	172,394
Pennsylvania St Gen. Oblig. Series 2015, 4% 8/15/2034	25,000	25,028
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2032	60,000	60,334
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	15,000	13,150
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2027	10,000	10,311
Pennsylvania St Gen. Oblig. Series FIRST 2021, 5% 5/15/2031	60,000	66,519
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	35,000	29,166
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2039 (d)	35,000	36,525
Pennsylvania Turnpike Commission Series 2016, 5% 6/1/2036	50,000	50,716
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2030	10,000	10,465
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	10,000	10,271
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049	100,000	89,323
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049 (Assured Guaranty Municipal Corp Insured)	100,000	89,508
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2034	30,000	32,017
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,134
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028	115,000	120,708
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2038	60,000	59,790
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	45,000	44,008
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 4% 9/1/2042	25,000	23,076
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2042	150,000	152,967
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	10,000	10,407
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	25,000	25,376
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (e)	15,000	13,383
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 4% 8/15/2045	110,000	99,377
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2033	90,000	92,292
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2027	50,000	51,511
Westmoreland Cnty PA Mun Auth Series 2016, 3% 8/15/2042	50,000	40,828
TOTAL PENNSYLVANIA		2,590,222
Rhode Island - 0.4%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019C, 3% 1/15/2036	95,000	86,569
Rhode Island Hsg & Mtg Fin Cp Series 70, 2.8% 10/1/2034	145,000	126,478
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2038	70,000	50,348
Rhode Island St Gen. Oblig. Series 2021 E, 2% 8/1/2039	50,000	35,053
TOTAL RHODE ISLAND		298,448
South Carolina - 0.8%
Lexington County School District No 1/SC Series 2019 B, 2.25% 2/1/2034	85,000	72,757
Lexington County School District No 2 Series 2016, 3% 3/1/2038	20,000	17,599
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	105,000	112,012
South Carolina Jobs-Economic Development Authority (Carealliance Health Svcs Proj.) Series 2016 A, 3% 8/15/2038	25,000	19,862
South Carolina St Svc Auth Rev 3% 12/1/2041	20,000	15,271
South Carolina St Svc Auth Rev 5.75% 12/1/2047	200,000	219,311
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2030	80,000	81,330
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	45,000	46,174
TOTAL SOUTH CAROLINA		584,316
Tennessee - 1.0%
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	15,000	13,794
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	5,000	4,627
Memphis TN Gen. Oblig. Series 2021, 4% 5/1/2046	50,000	46,187
Memphis TN Gen. Oblig. Series 2021, 5% 5/1/2030	80,000	87,495
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	31,403
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2054	140,000	142,801
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	200,000	214,772
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,256
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	20,000	20,291
Tennessee Engy Acq Crp Gas Rev 5.625% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	50,000	51,329
Tennessee Housing Development Agency Series 2016 2B, 3.5% 1/1/2047	25,000	24,951
Tennessee St Gen. Oblig. Series A, 5% 8/1/2035	50,000	50,950
Tennessee St Sch Bd Auth (Tennessee St Proj.) Series 2017A, 5% 11/1/2042	50,000	50,884
TOTAL TENNESSEE		754,740
Texas - 8.2%
Aldine TX Indpt Sch Dist Series 2017 A, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,760
Alvin Tex Indpt Sch Dist Series 2020, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	100,000	92,673
Arlington Higher Education Finance Corp Series 2018, 4% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	72,379
Austin TX Elec Util Sys Rev Series 2015A, 5% 11/15/2045	100,000	100,485
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	20,000	20,613
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	15,000	12,588
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	15,000	16,121
Board of Regents of the University of Texas System Series 2021 A, 5% 8/15/2031	165,000	183,849
Board of Regents of the University of Texas System Series 2022A, 4% 8/15/2042	65,000	63,252
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	45,000	38,700
City of Houston TX Airport System Revenue 4% 7/1/2041 (c)	110,000	103,733
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	20,000	20,680
College of the Mainland Gen. Oblig. Series 2019, 3.75% 8/15/2049	50,000	42,565
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.25% 8/15/2033	40,000	38,523
Conroe TX Isd Series 2020 A, 2.25% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	85,000	55,178
Cypress-Fairbanks TX Isd Series 2019, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	45,000	48,432
Cypress-Fairbanks TX Isd Series 2020A, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	180,000	165,877
Dallas Fort Worth International Airport 5% 11/1/2032	215,000	240,267
Dallas TX Gen. Oblig. Series 2024 B, 5% 2/15/2029	205,000	220,055
Dallas TX Isd Series 2019 B, 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	20,000	17,885
Dallas TX Isd Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	115,000	128,277
Dallas TX Wtrwks & Swr Sys Rev Series 2018 C, 4% 10/1/2043	100,000	94,201
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2049	75,000	68,558
Del Mar TX College Dist Gen. Oblig. Series 2018 B, 4% 8/15/2048	150,000	131,977
Denton Independent School District Series 2015 A, 5% 8/15/2045 (Pre-refunded to 8/15/2025 at 100)	100,000	100,777
Denton TX Gen. Oblig. Series 2017, 4% 2/15/2047	15,000	13,829
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	20,000	18,339
El Paso Tex Gen. Oblig. Series 2020, 4% 8/15/2045	100,000	93,187
Frisco Tex Indpt Sch Dis Series 2017, 4% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	30,109
Frisco Tex Indpt Sch Dis Series 2019, 4% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	35,000	34,723
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.3% 10/1/2032 (d)	35,000	37,265
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.85% 10/1/2048 (d)	70,000	73,747
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,331
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Municipal Corp Insured) (e)	40,000	12,262
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Municipal Corp Insured) (e)	35,000	10,109
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	105,000	95,173
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 3% 10/1/2039	55,000	47,991
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2017 A, 4% 10/1/2038	200,000	198,359
Harris Cnty TX Hosp Dist Rev Series 2016, 3.25% 2/15/2042	60,000	47,597
Harris Cnty TX Series 2016 A, 5% 8/15/2033	35,000	35,758
Houston TX Hotel Occ Tx & Spl Rev 0% 9/1/2033 (Ambac Assurance Corp Insured) (e)	120,000	83,678
Houston TX Indpt Sch Dist Series 2016, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	55,000	55,884
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,223
Houston TX Util Sys Rev 4% 11/15/2049	155,000	140,415
Houston TX Wtr & Swr Sys Rev 0% 12/1/2027 (e)	50,000	45,892
Katy TX Ind Sch Dist Series 2019, 4% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	35,000	34,223
Katy TX Ind Sch Dist Series 2022, 4% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	125,000	121,729
Keller Texas Indpt School Dist Series 2020, 4% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	100,000	94,006
Lamar TX Isd Series 2018, 4% 2/15/2050	75,000	69,062
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (e)	130,000	50,757
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2020 A, 5% 5/15/2050	55,000	56,003
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	10,000	10,476
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.55% 5/1/2030 (b)(c)	50,000	51,925
North East Texas Regional Mobility Authority Series B, 5% 1/1/2041	40,000	40,100
North TX Twy Auth Rev 0% 1/1/2034 (Assured Guaranty Inc Insured) (e)	75,000	53,472
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (e)	25,000	16,276
North TX Twy Auth Rev 0% 1/1/2038 (Assured Guaranty Inc Insured) (e)	100,000	59,002
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	5,000	4,643
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	70,000	71,181
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	190,000	191,047
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	100,000	111,821
Port of Houston Auth 4% 10/1/2039	115,000	108,851
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	30,000	30,497
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2032	45,000	45,551
San Antonio TX Elec & Gas Rev Series 2019, 4% 2/1/2028	110,000	113,294
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2036	110,000	122,060
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	20,000	20,473
Sherman TX Indpt Sch Dist Series 2018 A, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	50,000	51,396
Texas A&M Univ Revs Series 2017E, 5% 5/15/2035	50,000	51,481
Texas A&M Univ Revs Series 2021 A, 3% 5/15/2037	115,000	101,605
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2031	65,000	65,466
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (c)	105,000	104,066
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	55,000	57,960
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	35,000	25,344
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (e)	15,000	12,796
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	50,951
Texas State Gen. Oblig. Series 2018A, 5% 10/1/2026	65,000	67,148
Texas State Gen. Oblig. Series B, 5% 10/1/2033	35,000	36,458
Texas Wtr Dev Brd 5% 8/1/2033	55,000	59,469
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	60,817
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2034	5,000	5,053
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	10,000	9,989
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	200,000	182,482
Texas Wtr Dev Brd Series 2022, 5% 10/15/2034	125,000	138,148
Tomball TX Indpt Sch Dist 5% 2/15/2041 (Pre-refunded to 2/15/2028 at 100)	80,000	84,526
Tomball TX Indpt Sch Dist Series 2018, 5% 2/15/2041	45,000	46,257
University Houston TX Univ Rev Series 2017 C, 3.25% 2/15/2041	165,000	139,879
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	15,000	13,786
TOTAL TEXAS		6,117,802
Utah - 0.8%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	50,000	54,389
Salt Lake City UT Arpt Rev 4% 7/1/2038 (c)	90,000	85,939
Salt Lake City Utah Pub Util Rev Series 2020, 4% 2/1/2044	100,000	94,464
University UT Univ Revs (University UT Univ Revs Proj.) Series 2021 A 1, 4% 8/1/2041	80,000	77,613
University UT Univ Revs Series 2020 A, 4% 8/1/2039	65,000	64,508
University UT Univ Revs Series 2020 A, 5% 8/1/2037	60,000	64,029
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	120,000	121,091
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2026 (Pre-refunded to 6/15/2025 at 100)	10,000	10,042
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2029 (Pre-refunded to 6/15/2025 at 100)	20,000	20,085
TOTAL UTAH		592,160
Virginia - 1.5%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	20,000	18,584
County of Loudoun VA Gen. Oblig. Series 2023A, 5% 12/1/2029	155,000	169,307
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 2.875% 4/1/2035	45,000	39,912
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev Series A, 3% 4/1/2036 (Pre-refunded to 4/1/2026 at 100)	30,000	30,040
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	35,000	31,496
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	50,000	35,754
Richmond VA Series 2019 A, 3% 7/15/2034	40,000	37,406
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	30,000	32,137
University VA Univ Revs Series 2015 A 1, 4% 4/1/2045	55,000	53,164
VA Commlth Trn Bd Grnt Antic Rev Series 2017, 5% 3/15/2027	15,000	15,659
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	45,000	48,219
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2031	100,000	108,737
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2026	100,000	101,897
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2017, 3% 5/15/2036	125,000	113,319
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 3% 1/1/2041 (c)	50,000	39,340
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	5,000	4,674
Virginia St Gen. Oblig. Series 2018A, 3% 6/1/2032	5,000	4,839
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2013A, 3% 8/1/2030	100,000	95,982
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 5% 8/1/2029	60,000	65,198
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series A, 3% 8/1/2035	15,000	13,726
Virginia St Pub Bldg Auth Pub Facs Rev (Virginia St Proj.) Series 2022 A, 5% 8/1/2031	80,000	89,184
TOTAL VIRGINIA		1,148,574
Washington - 3.9%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2027	45,000	46,506
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2035	65,000	66,535
Clark Cnty WA Sch Dist 114 Evergreen Series 2019, 3% 12/1/2038 (State of Washington Guaranteed)	20,000	17,513
Energy Norwthwest WA Elec Rev Series 2015 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	75,000	75,345
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	55,000	56,395
Energy Norwthwest WA Elec Rev Series 2017 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	95,000	99,336
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	65,000	68,332
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	140,000	156,814
King Cnty WA Sch Dist #403 Renton Series 2020, 4% 12/1/2035 (State of Washington Guaranteed)	100,000	101,615
King Cnty Wash Hsg Auth Rev Series 2018, 3.5% 5/1/2038 (King County WA Guaranteed)	35,000	31,705
King County WA Gen. Oblig. Series 2015E, 5% 12/1/2029	45,000	45,613
Port Seattle WA Rev Series 2019, 5% 4/1/2034 (c)	150,000	155,349
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2042	100,000	103,462
Seattle WA Mun Lt & Pwr Rev Series 2020 A, 5% 7/1/2027	90,000	94,364
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2043	100,000	96,088
Seattle WA Wtr Sys Rev Series 2015, 4% 5/1/2045	50,000	46,755
State of Washington Gen. Oblig. 5% 6/1/2049	180,000	188,759
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2035	30,000	30,401
State of Washington Gen. Oblig. Series 2020 E, 5% 6/1/2045	55,000	56,893
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2028	230,000	245,910
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2029	75,000	81,316
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2043	175,000	182,327
State of Washington Gen. Oblig. Series R 2016B, 5% 7/1/2032	50,000	50,639
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	31,432
State of Washington Gen. Oblig. Series R 2022A, 5% 2/1/2031	100,000	110,518
State of Washington Gen. Oblig. Series R 2023 B, 5% 7/1/2033	95,000	107,244
Tacoma WA Elec Sys Rev Series 2021, 4% 1/1/2051	135,000	123,267
University Wash Univ Revs Series 2012C, 3.25% 7/1/2043	135,000	135,019
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 3.5% 8/15/2038	125,000	108,980
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014C, 4% 10/1/2044	55,000	50,002
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	5,000	5,010
Washington St Health Care Facs Auth Rev (Seattle Cancer Care Proj.) 4% 9/1/2050	115,000	103,191
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	40,000	29,583
Washington St Univ Revs Series 2015, 5% 4/1/2040	35,000	35,000
TOTAL WASHINGTON		2,937,218
West Virginia - 0.2%
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	145,000	131,081
Wisconsin - 0.5%
Milwaukee WI Gen. Oblig. Series 2016 B3, 3% 3/1/2031	50,000	46,741
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2029	40,000	40,578
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (c)	5,000	4,013
Wisconsin General Fund Annual Appropiation Series 2017 B, 5% 5/1/2036	35,000	35,839
Wisconsin Health & Educational Facilities Authority Series 2016 A, 3.125% 11/15/2036 (Pre-refunded to 5/15/2026 at 100)	50,000	50,168
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	7,830	6,760
Wisconsin St Gen. Oblig. 5% 5/1/2031	95,000	105,667
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	65,000	66,403
Wisconsin St Gen. Oblig. Series 2017, 5% 11/1/2026	40,000	41,449
Wisconsin St Transn Rev Series 2017 1, 5% 7/1/2028	10,000	10,452
TOTAL WISCONSIN		408,070
Wyoming - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	30,000	26,343
TOTAL MUNICIPAL SECURITIES (Cost $77,923,238)		74,019,519

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $539,982)	3.33	539,874	539,982

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $78,463,220)	74,559,501
NET OTHER ASSETS (LIABILITIES) - 0.1%	87,447
NET ASSETS - 100.0%	74,646,948

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	-	7,775,271	7,235,289	3,335	-	-	539,982	539,874	0.0%
Total	-	7,775,271	7,235,289	3,335	-	-	539,982	539,874

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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